Prepayments - Schedule of Prepayments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Prepayments [Abstract]
Prepayments – inventories and processing fee		¥ 2,166,324	¥ 6,320,009
Prepayments – others		2,932,347	1,247,862
Prepayments	$ 748,605	¥ 5,098,671	¥ 7,567,871